10. BASIS OF CONSOLIDATION AND INVESTMENTS IN SUBSIDIARIES AND AFFILIATES (Tables)	12 Months Ended
Dec. 31, 2020
Basis Of Consolidation And Investments In Subsidiaries And Affiliates
Schedule of direct and indirect subsidiaries, joint ventures and joint operations

The consolidated financial statements for the years ended December 31, 2020 and 2019 include the following direct and indirect subsidiaries, joint ventures and joint operations, as well as the exclusive funds, as follows:

	Number of shares held by CSN in units	Equity interests (%)
Companies		12/31/2020	12/31/2019	Core business

Direct interest in subsidiaries: full consolidation
CSN Islands VII Corp.	20,001,000	100.00	100.00	Financial transactions
CSN Inova Ventures (1)	50,000	100.00	100.00	Financial transactions
CSN Islands XII Corp.	1,540	100.00	100.00	Financial transactions
CSN Steel S.L.U.	22,042,688	100.00	100.00	Equity interests and Financial transactions
TdBB S.A (*)	-	100.00	100.00	Equity interests
Sepetiba Tecon S.A.	254,015,052	99.99	99.99	Port services
Minérios NacionalS.A.	141,719,295	99.99	99.99	Mining and Equity interests
Companhia Florestal do Brasil	66,354,391	99.99	99.99	Reforestation
Estanho de Rondônia S.A.	195,454,162	99.99	99.99	Tin Mining
Companhia Metalúrgica Prada	555,142,354	99.99	99.99	Manufacture of containers and distribution of steel products
CSN Mineração S.A.	158,419,480	87.52	87.52	Mining
CSN Energia S.A.	43,149	99.99	99.99	Sale of electric power
FTL - Ferrovia Transnordestina Logística S.A.	486,592,830	92.38	92.38	Railroad logistics
Nordeste Logística S.A.	99,999	99.99	99.99	Port services
CSN Inova Ltd.	-	100.00	100.00	Advisory and implementation of new development projec
CSN Equipamentos S.A (2)	-	-	99.99	Rental of commercial and industrial machinery and equipment
CBSI - Companhia Brasileira de Serviços de Infraestrutura	4,669,986	99.99	100.00	Equity interests and product sales and iron ore
CSN Cimentos S.A.(3)	90	90.00	-	Manufacturing and sale of cement

Indirect interest in subsidiaries: full consolidation
Lusosider Projectos Siderúrgicos S.A.		100.00	100.00	Equity interests and product sales
Lusosider Aços Planos, S. A.		99.99	99.99	Steel and Equity interests
CSN Resources S.A.		100.00	100.00	Financial transactions and Equity interests
Companhia Brasileira de Latas		99.99	99.99	Sale of cans and containers in general and Equity interests
Companhia de Embalagens Metálicas MMSA		99.67	99.67	Production and sale of cans and related activities
Companhia de Embalagens Metálicas - MTM		99.67	99.67	Production and sale of cans and related activities
CSN Steel Holdings 1, S.L.U.		100.00	100.00	Financial transactions, product sales and Equity interests
CSN Productos Siderúrgicos S.L.		100.00	100.00	Financial transactions, product sales and Equity interests
Stalhwerk Thüringen GmbH		100.00	100.00	Production and sale of long steel and related activities
CSN Steel Sections UK Limited (4)			100.00	Sale of long steel
CSN Steel Sections Polska Sp.Z.o.o		100.00	100.00	Financial transactions, product sales and Equity interests
CSN Mining Holding, S.L		87.52	87.52	Financial transactions, product sales and Equity interests
CSN Mining GmbH		87.52	87.52	Financial transactions, product sales and Equity interests
CSN Mining Asia Limited		87.52	87.52	Commercial representation
Lusosider Ibérica S.A.		100.00	100.00	Steel, commercial and industrial activities and equity interests
CSN Mining Portugal, Unipessoal Lda.		87.52	87.52	Commercial and representation of products
Companhia Siderúrgica Nacional, LLC		100.00	100.00	Import and distribution/resale of products
CSN Cimentos S.A.(3)	10	10.00		Manufacturing and sale of cement
Direct interest in joint operations: proportionate consolidation
Itá Energética S.A.	253,606,846	48.75	48.75	Electric power generation
Consórcio da Usina Hidrelétrica de Igarapava		17.92	17.92	Electric power consortium

Direct interest in joint ventures: equity method
MRS Logística S.A. (5)	63,377,198	18.64	18.64	Railroad transportation
Aceros Del Orinoco S.A.		31.82	31.82	Dormant company
Transnordestina Logística S.A. (6)	24,670,093	47.26	47.26	Railroad logistics
Equimac S.A (2)	1,117	50.00	-	Rental of commercial and industrial machinery and equipment

Indirect interest in joint ventures: equity method
MRS Logística S.A. (5)		16.30	16.30	Railroad transportation

Direct interest in associates: equity method
Arvedi Metalfer do Brasil S.A.	49,074,882	20.00	20.00	Metallurgy and Equity interests

Exclusive funds: full consolidation
Diplic II- Fundo de investimento multimercado crédito privado		100.00	100.00	Investment fund
Caixa Vértice - Fundo de investimento multimercado crédito privado		100.00	100.00	Investment fund
VR1 - Fundo de investimento multimercado crédito privado		100.00	100.00	Investment fund

(*) Dormant companies.

1.	On June 29, 2020, CSN Islands XI Corp. changed its corporate name to CSN Inova Ventures.

2.	On June 26, 2020, CSN Equipamentos SA had its corporate name changed to Equimac SA and its capital increased by Unidas Guindastes Eireli. With this capital increase, CSN’s stake in Equimac’s share capital increased to 50% and was classified as joint venture.

3.	Company acquired on October 2, 2020.

4.	Company liquidated on March 11, 2020.

5.	As of December 31, 2020, the Company directly held 63,377,198 shares, of which 26,611,282 were common and 36,765,916 were preferred, and indirectly 63,338,872 shares, of which 25,802,872 were common and 37,536,000 were preferred

6.	As of December 31, 2020, the Company had 24,168,304 common shares and 501,789 Class B preferred shares.

Schedule of direct equity interests in subsidiaries, joint ventures, joint operations, associates and other investments

The number of shares, the balances of assets and liabilities, shareholders’ equity and the profit / (loss) amounts for the period in those investees are as follows:

				12/31/2020				12/31/2019
Companies	Participation in				Participation in
	Assets	Liabilities	Shareholders’ equity	Profit /(Loss) for the period	Assets	Liabilities	Shareholders’ equity	Profit /(Loss) for the period

Joint-venture and Joint-operation
MRS Logística S.A.	4,175,249	2,567,882	1,607,367	160,371	4,145,205	2,616,218	1,528,987	187,597
Fair Value - MRS Logística S.A.			421,888	(11,747)			433,635	(11,747)
CSBI - Companhia Brasileira de Serviços de Infraestrutura	-				-	-		6,665
Transnordestina Logística S.A. (*)	4,657,691	3,497,587	1,160,104	(28,952)	4,398,434	3,209,378	1,189,056	(17,100)
Fair Value (*) - Transnordestina	-		271,116		-	-	271,116	-
Equimac S.A	7,536	301	7,235	(329)	-	-	-	-
	8,840,476	6,065,770	3,467,710	119,343	8,543,639	5,825,596	3,422,794	165,415
Associates
Arvedi Metalfer do Brasil S.A.	40,528	32,490	8,038	(6,765)	44,435	31,712	12,723	(1,682)
	40,528	32,490	8,038	(6,765)	44,435	31,712	12,723	(1,682)
Classified at fair value through profit or loss (note 12 I)
Panatlântica			59,879				47,300
			59,879				47,300

Eliminations				(30,856)				(38,219)

Other investments
Others			279	(9,967)			157	171
			279	(9,967)			157	171
Total investments in affillated companies			3,535,906				3,484,974
Total Equity in results of affillated companies				71,755				125,715
Investments properties			159,874				101,195
Total investments			3,695,780				3,584,169

(*) As of December 31, 2020 and December 31, 2019, the net balance of R$271,116 refers to the Fair Value generated by the loss of control of Transnordestina Logística SA in the amount of R$659,105 and impairment of R$387,989

Schedule of changes of investments balances in subsidiaries, joint ventures, joint operations, associates and other investments
10.b)	Changes in investments in subsidiaries, jointly controlled companies, joint operations, associates and other investments

		Consolidated
	12/31/2020	12/31/2019

Opening balance of investments	3,482,974	5,630,613
Capital increase/acquisition of shares	3,400	27,909
Dividends (1)	(82,642)	(94,603)
Comprehensive income (2)	6,895	(2,592)
Equity in results of affiliated companies(3)	124,324	175,524
Update of shares measured at fair value through profit or loss (Note 14 II)	12,579	(118,780)
Reclassification of Usiminas’ shares		(2,114,620)
Consolidation of CBSI		(8,775)
Amortization of fair value - investment MRS	(11,747)	(11,747)
Others	123	45
Closing balance of investments	3,535,906	3,482,974
1.	In 2020, it mainly refers to dividends of the subsidiary CSN Mineração SA in the amount of R$2,437,482 (R$4,060,816 on December 31, 2019).

2.	Refers to translation to the reporting currency of the foreign investments of which functional currency is not the Brazilian Reais, actuarial gain/loss and gain/loss on investment hedge from investments accounted for under the equity method.

3.	The table below shows the reconciliation of the equity in results of affiliated companies classified as joint venture and associates and the amount disclosed in the income statement and it is due to the elimination of the results of the CSN´s transactions with these companies.

Schedule of equity in results
		Consolidated
	12/31/2020	12/31/2019

Equity in results of affiliated companies
MRS Logística S.A.	160,370	187,597
CBSI - Companhia Brasileira de Serviços de Infraestrutura (1)		6,695
Transnordestina Logística S.A.	(28,952)	(17,100)
Arvedi Metalfer do Brasil S.A.	(6,765)	(1,682)
Equimac S.A.	(329)
Others		14
	124,324	175,524
Eliminations
To cost of sales	(46,751)	(57,908)
To taxes	15,895	19,689
Others
Amortizated at fair value - Investment in MRS	(11,747)	(11,747)
Others	(9,966)	157
Equity in results	71,755	125,715

(1)	Refers to equity income until November 30, 2019, as of this date, the joint venture started to be controlled and consolidated, according to note 10 c.

Schedule of joint ventures and joint operations financial information

The balance sheet and income statement balances of the companies whose control is shared are shown below and refer to 100% of the companies’ results:

				12/31/2020			12/31/2019
	Joint-Venture			Joint-Operation	Joint-Venture		Joint-Operation
Equity interest (%)	MRS Logística	Transnordestina Logística	Equimac S.A.	Itá Energética	MRS Logística	Transnordestina Logística	Itá Energética
	34.94%	47.26%	50.00%	48.75%	34.94%	47.26%	48.75%
Balance sheet
Current Assets
Cash and cash equivalents	1,206,484	1,390	1,351	48,919	670,296	17,166	65,793
Advances to suppliers	27,312	1,948		742	20,100	3,240	363
Other current assets	823,204	51,793	2,356	89,521	1,326,281	59,405	15,955
Total current assets	2,057,000	55,131	3,707	139,182	2,016,677	79,811	82,111
Noncurrent Assets
Other non-current assets	608,878	225,492	-	20,807	789,562	258,391	24,361
Investments, PP&E and intangible assets	8,537,009	9,574,588	11,365	390,672	8,316,033	8,968,447	426,403
Total non-current assets	9,145,887	9,800,080	11,365	411,479	9,105,595	9,226,838	450,764
Total Assets	11,202,887	9,855,211	15,072	550,661	11,122,272	9,306,649	532,875

Current Liabilities
Borrowings and financing	828,439	241,029			653,784	103,877
Lease liabilities	317,526				256,034
Other current liabilities	1,117,975	125,794	602	19,721	1,561,684	171,821	16,793
Total current liabilities	2,263,940	366,823	602	19,721	2,471,502	275,698	16,793
Noncurrent Liabilities
Borrowings and financing	2,162,657	6,368,070			2,369,615	6,084,424
Lease liabilities	1,674,594				1,650,758
Other non-current liabilities	788,862	665,653		15,900	527,871	430,603	16,550
Total non-current liabilities	4,626,113	7,033,723		15,900	4,548,244	6,515,027	16,550
Shareholders’ equity	4,312,834	2,454,665	14,470	515,040	4,102,526	2,515,924	499,532
Total liabilities and shareholders’ equity	11,202,887	9,855,211	15,072	550,661	11,122,272	9,306,649	532,875

				01/01/2020 to 12/31/2020	01/01/2019 to 11/30/2019			01/01/2019 to 12/31/2019
	Joint-Venture			Joint-Operation		Joint-Venture		Joint-Operation
Equity interest (%)	MRS Logística	Transnordestina Logística	Equimac S.A.	Itá Energética	CBSI	MRS Logística	Transnordestina Logística	Itá Energética
	34.94%	47.26%	50.00%	48.75%	50.00%	34.94%	46.30%	48.75%
Statements of Income
Net revenue	3,604,965	35	2,308	173,426	267,436	3,200,809		163,048
Cost of sales and services	(2,521,991)		(2,386)	(74,048)	(233,830)	(2,382,828)		(83,129)
Gross profit	1,082,974	35	(78)	99,378	33,606	817,981		79,919
Operating (expenses) income	(105,267)	(42,108)	(576)	(67,885)	(12,328)	207,840	(18,077)	(62,660)
Financial income (expenses), net	(330,756)	(19,186)	(4)	(764)	(1,460)	(268,089)	(18,386)	1,183
Income before income tax and social contribution	646,951	(61,259)	(658)	30,729	19,818	757,732	(36,463)	18,442
Current and deferred income tax and social contribution	(216,649)		-	(10,391)	(6,428)	(254,378)		(6,147)
Profit / (loss) for the period	430,302	(61,259)	(658)	20,338	13,390	503,354	(36,463)	12,295

Schedule of measurement of recoverable value

Measurement of recoverable value

Cash Flow Projection	By 2057
Gross margin	Estimated based on market study to capture cargo and operating costs according to market trend studies
Cost estimate	Study-based costs and market trends
Perpetuity growth rate	Growth rate was not considered as a result of the projection model until the end of the concession.
Discount rate	Range from 5.83% to 7.41% in real terms

Schedule of investment properties

The balance of investment properties as of December 31, 2020 is shown below:

			Consolidated
	Land	Buildings	Total
Balance at December 31, 2019	68,877	32,318	101,195
Cost	68,877	53,816	122,693
Accumulated depreciation		(21,498)	(21,498)
Balance at December 31, 2019	68,877	32,318	101,195
Acquisitions	28,733	32,864	61,597
Depreciation		(2,786)	(2,786)
Write-off		(132)	(132)
Balance at December 31, 2020	97,610	62,264	159,874
Cost	97,610	86,548	184,158
Accumulated depreciation		(24,284)	(24,284)
Balance at December 31, 2020	97,610	62,264	159,874

Schedule of average estimated useful lives	The average estimated useful lives for the years are as follows (in years):
		Consolidated
	12/31/2020	12/31/2019
Buildings	27	21